Intangible Assets and Goodwill - Summary of Key Assumptions Used in Estimation of Receivable Amounts of CGU (Detail)	12 Months Ended
Dec. 31, 2017
OGBC [member]
Disclosure of information for cash-generating units [line items]
Weighted average cost of capital (after-tax)	37.00%
Average growth rate determined by summing the expected year over year growth rate in EBITDA then dividing by five years	490.00%
Peace Naturals [member]
Disclosure of information for cash-generating units [line items]
Weighted average cost of capital (after-tax)	36.00%
Average growth rate determined by summing the expected year over year growth rate in EBITDA then dividing by five years	140.00%